Schedule of Selected Income Statement Information by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012		Dec. 31, 2011	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 1,090	[1]	$ 1,176	$ 1,019	$ 1,094	$ 1,047	[1]	$ 1,127	$ 1,049	$ 1,074	$ 983	$ 4,336	[2],[3]	$ 4,233	[2],[3],[4]	$ 3,582	[2],[3],[4]
Earnings	192	[5]	74	213	252	171	[5]	30	148	104	112	710	[6],[7],[8]	394	[4],[6],[7],[8]	178	[4],[6],[7],[8]
Depreciation and Amortization	51	[9]				48	[9]					200	[9]	205	[9]	185	[9]
Total reportable segments
Segment Reporting Information [Line Items]
Revenues	1,090	[1]				1,047	[1]					4,336	[2]	4,233	[2]	3,582	[2]
Earnings	478	[5]				446	[5]					1,785	[8]	1,656	[8]	1,333	[8]
Depreciation and Amortization	29	[9]				23	[9]					96	[9]	91	[9]	71	[9]
Other business activities
Segment Reporting Information [Line Items]
Revenues	0	[1],[10]				0	[1],[10]					0	[10],[2]	0	[10],[2]	0	[10],[2]
Earnings	(74)	[10],[5]				(65)	[10],[5]					(275)	[10],[8]	(279)	[10],[8]	(264)	[10],[8]
Depreciation and Amortization	7	[10],[9]				3	[10],[9]					16	[10],[9]	15	[10],[9]	17	[10],[9]
Corporate
Segment Reporting Information [Line Items]
Revenues	0	[1],[11]				0	[1],[11]					0	[12],[2]	0	[12],[2]	0	[12],[2]
Earnings	(116)	[11],[5]				(129)	[11],[5]					(506)	[12],[8]	(504)	[12],[8]	(533)	[12],[8]
Depreciation and Amortization	2	[11],[9]				6	[11],[9]					25	[12],[9]	31	[12],[9]	34	[12],[9]
Purchase Accounting Adjustments
Segment Reporting Information [Line Items]
Revenues	0	[1],[13]				0	[1],[13]					0	[13],[2]	0	[13],[2]	0	[13],[2]
Earnings	(12)	[13],[5]				(13)	[13],[5]					(52)	[13],[8]	(82)	[13],[8]	(148)	[13],[8]
Depreciation and Amortization	12	[13],[9]				13	[13],[9]					52	[13],[9]	59	[13],[9]	63	[13],[9]
Acquisition-related Costs
Segment Reporting Information [Line Items]
Revenues	0	[1],[14]				0	[1],[14]					0	[15],[2]	0	[15],[2]	0	[15],[2]
Earnings	(6)	[14],[5]				(14)	[14],[5]					(53)	[15],[8]	(122)	[15],[8]	(217)	[15],[8]
Depreciation and Amortization	0	[14],[9]				3	[14],[9]					10	[15],[9]	6	[15],[9]	0	[15],[9]
Certain significant items
Segment Reporting Information [Line Items]
Revenues	0	[1],[16]				0	[1],[16]					0	[17],[2]	0	[17],[2]	0	[17],[2]
Earnings	(42)	[16],[5]				(31)	[16],[5]					(96)	[17],[8]	(172)	[17],[8]	84	[17],[8]
Depreciation and Amortization	0	[16],[9]				0	[16],[9]					1	[17],[9]	3	[17],[9]	0	[17],[9]
Unallocated Amount to Segment
Segment Reporting Information [Line Items]
Revenues	0	[1],[18]				0	[1],[18]					0	[18],[2]	0	[18],[2]	0	[18],[2]
Earnings	(36)	[18],[5]				(23)	[18],[5]					(93)	[18],[8]	(103)	[18],[8]	(77)	[18],[8]
Depreciation and Amortization	1	[18],[9]				0	[18],[9]					0	[18],[9]	0	[18],[9]	0	[18],[9]
United States
Segment Reporting Information [Line Items]
Revenues	454	[1]				425	[1]					1,776	[2]	1,659	[2]	1,384	[2]
Earnings	234	[5]				217	[5]					921	[8]	820	[8]	656	[8]
Depreciation and Amortization	14	[9]				7	[9]					28	[9]	26	[9]	13	[9]
Europe, Africa, and Middle East (EuAfME)
Segment Reporting Information [Line Items]
Revenues	290	[1]				275	[1]					1,096	[2]	1,144	[2]	1,020	[2]
Earnings	117	[5]				104	[5]					375	[8]	365	[8]	328	[8]
Depreciation and Amortization	6	[9]				6	[9]					28	[9]	25	[9]	25	[9]
Canada and Latin America (CLAR)
Segment Reporting Information [Line Items]
Revenues	171	[1]				173	[1]					769	[2]	788	[2]	664	[2]
Earnings	52	[5]				54	[5]					253	[8]	275	[8]	203	[8]
Depreciation and Amortization	5	[9]				6	[9]					23	[9]	25	[9]	19	[9]
Asia Pacific (APAC)
Segment Reporting Information [Line Items]
Revenues	175	[1]				174	[1]					695	[2]	642	[2]	514	[2]
Earnings	75	[5]				71	[5]					236	[8]	196	[8]	146	[8]
Depreciation and Amortization	$ 4	[9]				$ 4	[9]					$ 17	[9]	$ 15	[9]	$ 14	[9]

[1]	Revenues denominated in euros were $168 million in the first quarter of 2013 and $164 million in the first quarter of 2012.
[2]	Revenues denominated in euros were approximately $639 million in 2012, $710 million in 2011 and $680 million in 2010.
[3]	In accordance with our domestic and international year-ends, 2011 includes approximately eleven months of KAH's U.S. operations and approximately ten months of KAH's international operations.
[4]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[5]	Defined as income before provision for taxes on income.
[6]	2012 vs. 2011-The increase in United States income is primarily due to sales growth in both livestock and companion animals. Other factors include reduced restructuring charges and increased operational efficiencies. The decrease in international income was largely driven by the unfavorable impact of foreign exchange and lower revenues due to adverse macroeconomic conditions.
[7]	2011 vs. 2010-The decrease in the United States loss was primarily due to lower integration and restructuring costs and cost reductions due to both acquisition-related synergies and initiatives undertaken during the year, partially offset by the non-recurrence of gains related to FDAH divestitures. The increase in the international income was due to cost reductions which were the result of both acquisition-related synergies and cost reduction/productivity initiatives undertaken during the year.
[8]	Defined as income/(loss) before provision/(benefit) for taxes on income.
[9]	Certain production facilities are shared. Depreciation and amortization is allocated to the reportable operating segments based on estimates of where the benefits of the related assets are realized.
[10]	Other business activities reflect the research and development costs managed by our Research and Development organization.
[11]	Corporate includes, among other things, administration expenses, interest expense, certain compensation and other costs not charged to our operating segments.
[12]	Corporate includes, among other things, administration expenses, allocated interest expense, certain compensation and other costs not charged to our operating segments.
[13]	Purchase accounting adjustments include certain charges related to the fair value adjustments to inventory, intangible assets and property, plant and equipment not charged to our operating segments.
[14]	Acquisition-related costs can include costs associated with acquiring, integrating and restructuring acquired businesses, such as allocated transaction costs, integration costs, restructuring charges and additional depreciation associated with asset restructuring (see Note 5. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives, for additional information).
[15]	Acquisition-related costs can include costs associated with acquiring, integrating and restructuring newly acquired businesses, such as allocated transaction costs, integration costs, restructuring charges and additional depreciation associated with asset restructuring (see Note 5. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives for additional information).
[16]	Certain significant items are substantive, unusual items that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis. Such items primarily include restructuring charges and implementation costs associated with our cost-reduction/productivity initiatives that are not associated with an acquisition and the impact of divestiture-related gains and losses (see Note 5. Restructuring Charges and Other Costs Associated with Acquisition and Cost-Reduction/Productivity Initiatives, for additional information). • In the first quarter of 2013, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction/ productivity initiatives that are not associated with an acquisition of $3 million; (ii) certain asset impairment charges of $1 million; (iii) charges related to transitional master manufacturing and supply agreements associated with divestitures of $4 million; and (iv) Zoetis stand-up costs of $34 million. Stand-up costs include certain nonrecurring costs related to becoming a standalone public company, such as new branding (including changes to the manufacturing process for required new packaging), the creation of standalone systems and infrastructure, site separation and certain legal registration and patent assignment costs. • In the first quarter of 2012, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction/ productivity initiatives that are not associated with an acquisition of $24 million; (ii) charges related to transitional master manufacturing and supply agreements associated with divestitures of $1 million; and (iii) Zoetis stand-up costs of $6 million.
[17]	Certain significant items are substantive, unusual items that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis. Such items primarily include restructuring charges and implementation costs associated with our cost-reduction/productivity initiatives that are not associated with an acquisition, the impact of certain asset impairments, inventory write-offs and divestiture-related gains and losses (see Note 4. Acquisitions, Divestitures and Certain Investments, Note 5. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives, and Note 6. Other (Income)/Deductions-Net, for additional information). • For 2012, certain significant items includes primarily: (i) restructuring charges and implementation costs associated with our cost-reduction/productivity initiatives that are not associated with an acquisition of $115 million; (ii) income from a favorable legal settlement related to an intellectual property matter of $14 million; and (iii) a change in estimate with respect to transitional manufacturing agreements associated with divestitures of $4 million income. • For 2011, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction/productivity initiatives that are not associated with an acquisition of $62 million, (ii) certain asset impairment charges of $69 million; (iii) certain charges to write-off inventory of $12 million; (iv) charges related to transitional manufacturing purchase agreements associated with divestitures of $27 million; and (v) other costs of $2 million. • For 2010, certain significant items includes: (i) net gains on sales of businesses of $104 million, (ii) charges related to transitional manufacturing purchase agreements associated with divestitures of $4 million, (iii) certain charges to write-off inventory of $13 million; and (iv) restructuring charges and implementation costs associated with our cost-reduction/productivity initiatives that are not associated with an acquisition of $3 million.
[18]	Includes overhead expenses associated with our manufacturing operations.